SEGMENT INFORMATION (Schedule of Taxation Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 0	$ (486)	$ 59
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	0	(5)	(385)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	0	9	(235)
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxation expense	$ 0	$ (490)	$ 679